Shareholder Loans, at Amortized Cost - Schedule of Measured Onshore Shareholder Loans At Amortized Cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Measured Onshore Shareholder Loans At Amortized Cost [Abstract]
Beginning	$ 26,677	¥ 186,555	$ 26,820	¥ 187,555
Offset upon conversion of preferred shares	26,677	186,555
Repayment			143	1,000
Ending			$ 26,677	¥ 186,555